Pensions - Changes in value of net pension liability (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Pensions
Balance at beginning of year	£ (87)	£ 3,574
Currency translation and other adjustments	3	69
Net interest expense	(3)	(5)
Current service cost	292	264
Past service cost	20	8
Loss on curtailments or settlements	66	1	£ (65)
Total	375	268
Return on plan assets above recognised interest income	(1,728)	(9,254)	458	£ (5,171)	£ (1,097)
Experience gains and losses	93	(794)	(258)	(18)	(176)
Effect of changes in actuarial financial assumptions	737	9,565
Effect of changes in actuarial demographic assumptions	(826)	(542)
Asset ceiling/minimum funding adjustments	1,634	2,074
Total	(90)	1,049
Contributions by employer	(627)	(4,786)
Liabilities extinguished upon settlement	(11)	(87)
Balance at end of year	263	(87)	3,574
Main Scheme
Pensions
Balance at beginning of year		3,244
Net interest expense		(10)
Current service cost	226	199
Past service cost	19	28
Total	245	217
Return on plan assets above recognised interest income	(1,580)	(8,562)	415	(4,629)	(986)
Experience gains and losses	107	(658)	(233)	£ (3)	£ (102)
Effect of changes in actuarial financial assumptions	678	8,803
Effect of changes in actuarial demographic assumptions	(794)	(402)
Asset ceiling/minimum funding adjustments	1,608	1,876
Total	19	1,057
Contributions by employer	(264)	(4,518)
Balance at end of year			3,244
Expected contributions to scheme in 2018	190
Fair value of plan assets
Pensions
Balance at beginning of year	(49,229)	34,708
Currency translation and other adjustments	(46)	(533)
Net interest expense	(1,285)	(1,454)
Total	(1,285)	(1,454)
Return on plan assets above recognised interest income	(1,728)	(9,254)
Total	(1,728)	(9,254)
Contributions by employer	(627)	(4,786)
Contributions by plan participants and other scheme members	10	(12)
Liabilities extinguished upon settlement	744
Benefits paid	2,435	43
Transfer to disposal groups		1,475
Balance at end of year	(49,746)	(49,229)	34,708
Fair value of plan assets | Main Scheme
Pensions
Balance at beginning of year	(43,824)	(30,703)
Net interest expense	(1,155)	(1,310)
Total	(1,155)	(1,310)
Return on plan assets above recognised interest income	(1,580)	(8,562)
Total	(1,580)	(8,562)
Contributions by employer	(264)	(4,518)
Contributions by plan participants and other scheme members	4
Benefits paid	2,175
Transfer to disposal groups		1,269
Balance at end of year	(44,652)	(43,824)	(30,703)
Present value of defined benefit obligation
Pensions
Balance at beginning of year	43,990	35,152
Currency translation and other adjustments	46	602
Net interest expense	1,140	1,327
Current service cost	292	264
Past service cost	20	8
Loss on curtailments or settlements	66	1
Total	1,518	1,600
Experience gains and losses	93	(794)
Effect of changes in actuarial financial assumptions	737	9,565
Effect of changes in actuarial demographic assumptions	(826)	(542)
Total	4	8,229
Contributions by plan participants and other scheme members	10	12
Liabilities extinguished upon settlement	(755)	(130)
Benefits paid	(2,435)	(1,475)
Balance at end of year	42,378	43,990	35,152
Present value of defined benefit obligation | Main Scheme
Pensions
Balance at beginning of year	38,851	30,966
Net interest expense	1,021	1,184
Current service cost	226	199
Past service cost	19	28
Total	1,266	1,411
Experience gains and losses	107	(658)
Effect of changes in actuarial financial assumptions	678	8,803
Effect of changes in actuarial demographic assumptions	(794)	(402)
Total	(9)	7,743
Contributions by plan participants and other scheme members	4
Benefits paid	(2,175)	(1,269)
Balance at end of year	37,937	38,851	30,966
Asset ceiling/minimum funding
Pensions
Balance at beginning of year	5,326	3,130
Currency translation and other adjustments	3
Net interest expense	142	122
Total	142	122
Asset ceiling/minimum funding adjustments	1,634	2,074
Total	1,634	2,074
Balance at end of year	7,105	5,326	3,130
Asset ceiling/minimum funding | Main Scheme
Pensions
Balance at beginning of year	4,973	2,981
Net interest expense	134	116
Total	134	116
Asset ceiling/minimum funding adjustments	1,608	1,876
Total	1,608	1,876
Balance at end of year	£ 6,715	£ 4,973	£ 2,981